Cash flow (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Cash Flow [Abstract]
Schedule of cash flows from operating activities	Net cash generated from operating activities in the IFRS cash flows on page 22 includes the following items:

	Six months ended 30 June
	2026	2025
	£m	£m
Profit for the period	3,228	4,565
Taxation on ordinary activities	824	1,009
Share of post-tax results of associates and joint ventures	(189)	(1,474)
Net finance costs	403	969
Profit from operations	4,266	5,069
Adjustments for:
– depreciation, amortisation and impairment costs	1,364	1,192
– increase in inventories	(448)	(696)
– increase in trade and other receivables	(102)	(1)
– decrease in Master Settlement Agreement payable	(571)	(633)
– decrease in trade and other payables	(160)	(565)
– decrease in retirement benefit liabilities	(15)	(27)
– decrease in other provisions for liabilities	(70)	(634)
– other non-cash items	223	12
Cash generated from operating activities	4,487	3,717
Dividends received from associates	139	168
Tax paid	(1,224)	(1,576)
Net cash generated from operating activities	3,402	2,309